Defined benefit pension plans and other post-employment benefits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations		R$ 60,440	R$ 66,167
Fair value of the plan assets		(80,371)	(83,133)
Present value of the obligations exceeding the fair value of the assets		(19,931)	(16,966)
Amount recognized in other comprehensive income		9,860	2,495
Net actuarial liabilities/(assets)		(10,071)	R$ (14,471)
P B S [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	[1]	35,189
Fair value of the plan assets	[1]	(54,337)
Present value of the obligations exceeding the fair value of the assets	[1]	(19,148)
Amount recognized in other comprehensive income	[1]	7,983
Net actuarial liabilities/(assets)	[1]	(11,165)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations		8,624
Fair value of the plan assets		(14,977)
Present value of the obligations exceeding the fair value of the assets		(6,353)
Amount recognized in other comprehensive income		1,674
Net actuarial liabilities/(assets)		(4,679)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	[1]	105
Fair value of the plan assets	[1]	(360)
Present value of the obligations exceeding the fair value of the assets	[1]	(255)
Amount recognized in other comprehensive income	[1]	203
Net actuarial liabilities/(assets)	[1]	(52)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations		776
Fair value of the plan assets
Present value of the obligations exceeding the fair value of the assets		776
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)		776
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations		12,536
Fair value of the plan assets		(10,697)
Present value of the obligations exceeding the fair value of the assets		1,839
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)		1,839
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations		3,210
Fair value of the plan assets
Present value of the obligations exceeding the fair value of the assets		3,210
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)		R$ 3,210

[1]	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.